Equity Method Investment	12 Months Ended
Dec. 31, 2020
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investment
8.	EQUITY METHOD INVESTMENT

In June 2015, the Company paid $307,996 to acquire 20% of an investee’s the equity interest. In December 2015, the Company entered a contractual arrangement with a third party to transfer its 15% equity interests in Aishang (Beijing) Fortune Technology Co., Ltd. (“CFO Aishang”), which was previously owned 55% equity interests by the Company. The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date, as the Company lost control over CFO Aishang. The fair value of the retained noncontrolling investment of $985,586 was recognized in the consolidated balance sheets, based on the valuation performed by a third party.

The Company recognized income (loss) from equity method investment of $470, $391 and $(775,269) in the consolidated statement of comprehensive income for the year ended December 31, 2018, 2019 and 2020, respectively.

The Company recognized an impairment of equity method investment of $710,392 in the consolidated statement of comprehensive income for the year ended December 31, 2020 (nil for 2019 and 2018).

In December 2020, we identified certain triggering events, the predicted operating cash flow was getting worse than expected due to the decrease in business activities caused by COVID-19, which indicated that our equity method investment in Aishang (Beijing) Fortune Technology Co., Ltd. (“CFO Aishang”) could be impaired. In accordance with ASC Topic 323, an equity method impairment analysis was performed and determined the equity method impairment charge to be recorded on its consolidated financial statements resulting from an other-than-temporary impairment. We completed an other-than-temporary impairment analysis to determine the potential equity method impairment charge to be recorded on our consolidated financial statements. As a result, an impairment charge of approximately $710,392 was recorded in the loss from equity method investment on the consolidated statement of operations.

The discounted cash flow fair value estimate is based on known or knowable information at the measurement date. Fair value determinations require considerable judgment and are sensitive to changes in underlying assumptions and factors. As such, the fair value of the CFO Aishang equity method investment represents a Level 3 measurement. As a result, actual results may differ from the estimates and assumptions made for purposes of this impairment analysis.

The following table presents changes in equity method investment for the twelve-month period ended December 31, 2019 and 2020, respectively:

	December 31,
	2019	2020
Beginning balance	$778,721	$766,583
Equity method investment income	391	(64,877)
Consideration Received on Disposal	—	—
Impairment on equity method investment	—	(710,392)
Exchange difference	(12,529)	8,686
Ending balance	$766,583	$—